(Loss) earnings per share (Tables)	9 Months Ended
May 31, 2024
Notes and other explanatory information [abstract]
Schedule of (loss) earning per share

	Three months ended May 31,		Nine months ended May 31,
	2024	2023	2024	2023
Net (loss) income attributable to shareholders	$(2,639)	$(1,264)	$(2,525)	$849
Weighted average number of common shares for purposes of basic EPS(1)	290,792,725	284,205,392	289,148,445	281,536,777
Effect of dilutive stock options, warrants, RSUs and share awards	-	-	-	4,056,778
Weighted average number of common shares for purposes of diluted EPS(1)	290,792,725	284,205,392	289,148,445	285,593,555
(1)	The weighted average number of common shares for basic and diluted EPS include 10.0 million gross number of vested, but unissued, common shares relating to common share awards.